Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment

		Oyu Tolgoi
Year Ended December 31, 2021	Mineral property interests	Plant and equipment	(c)	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2021	$695,552	$3,011,522		$7,219,502	$936	$10,927,512
Additions (a)	33,208	13,906		919,192	-	966,306
Interest capitalized (Note 7)	-	-		297,392	-	297,392
Changes to decommissioning obligations (Note 17)	13,888	-		-	-	13,888
Depreciation for the period	(48,967)	(181,405)		-	(97)	(230,469)
Disposals and write offs	-	(149)		-	-	(149)
Transfers and other movements	-	148,720		(148,720)	-	-
December 31, 2021	$693,681	$2,992,594		$8,287,366	$839	$11,974,480

Cost	1,350,231	5,023,101		8,652,073	1,131	15,026,536
Accumulated depreciation / impairment	(656,550)	(2,030,507)		(364,707)	(292)	(3,052,056)
December 31, 2021	$693,681	$2,992,594		$8,287,366	$839	$11,974,480

Non-current assets pledged as security (b)	$693,681	$2,992,594		$8,287,366	$-	$11,973,641

		Oyu Tolgoi
Year Ended December 31, 2020	Mineral property interests	Plant and equipment	(c)	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2020	$723,516	$3,126,331		$5,931,750	$1,050	$9,782,647
Additions (a)	5,965	-		982,582	-	988,547
Interest capitalized (Note 7)	-	-		337,727	-	337,727
Changes to decommissioning obligations (Note 17)	26,529	-		-	-	26,529
Depreciation for the period	(60,458)	(145,979)		-	(114)	(206,551)
Disposals and write offs	-	(858)		(529)	-	(1,387)
Transfers and other movements	-	32,028		(32,028)	-	-
December 31, 2020	$695,552	$3,011,522		$7,219,502	$936	$10,927,512

Cost	1,303,134	4,868,370		7,584,209	1,131	13,756,844
Accumulated depreciation / impairment	(607,582)	(1,856,848)		(364,707)	(195)	(2,829,332)
December 31, 2020	$695,552	$3,011,522		$7,219,502	$936	$10,927,512

Non-current assets pledged as security (b)	$695,552	$3,011,522		$7,219,502	$-	$10,926,576
(a)
Pre-production
sales proceeds of $69.7 million (2020 - $26.1 million) and associated costs of $14.9 million (2020 – $5.4 million) have been recorded as a net reduction to additions to Capital works in progress during the year ended December 31, 2021.

(b)
In addition to property, plant and equipment, at December 31, 2021 current and non-current
inventory of $290.0 million (December 31, 2020 - $197.9 million) and $60.7 million (December 31, 2020 - $37.6 million) respectively, and cash at bank and on hand of $72.9 million (December 31, 2020 - $47.7 million) are pledged as security for the project finance facility.

(c)	Plant and equipment comprise owned and leased assets:

	December 31,	December 31,
	2021	2020

Plant and equipment owned	$11,961,967	$10,923,294
Right of use assets	12,513	4,218
	$11,974,480	$10,927,512

The Company leases certain assets including warehouse and office facilities as well as transportation equipment, substantially all at Oyu Tolgoi. Information about leases for which the Company is a lessee is presented below:

	Year Ended December 31,
Plant and equipment:	2021	2020

Opening Carrying Amount	$4,218	$8,710
Additions	13,945	-
Depreciation for the period	(5,650)	(4,492)
	$12,513	$4,218

(d)	Impairment charges
As disclosed in the press release on December 13, 2021, Turquoise Hill and Rio Tinto made a joint offer to the Government of Mongolia to conclude negotiations over the non-technical
criteria for approval to initiate the caving process, known as the undercut, at Oyu Tolgoi. Further to this offer, the Mongolian Parliament passed Parliamentary Resolution 103, on December 30, 2021, to authorize the Government of Mongolia to take certain measures in connection with the negotiations that meant that they would now continue into 2022. Resolution 103 also placed additional funding constraints on the shareholders of Oyu Tolgoi LLC until first sustainable production. The potential for further delays and the resulting uncertainty as to whether the underground project could be completed within ranges previously tested for impairment in 2019 led to the identification of an indicator of impairment and a recoverable amount assessment being undertaken at December 31, 2021.
The recoverable amount was determined by a fair value less cost of disposal (FVLCD) model using post-tax
cash flows expressed in real terms, estimated based on detailed life-of-mine
plans and discounted using a
post-tax
real discount rate of 8.0%. The long-term forecast copper price of $3.43 per pound and a long-term forecast gold price of $1,601 per ounce were used, estimated using analyst consensus forecasts. The cash flows reflected in the FVLCD model incorporated a portion of material classified as mineral resources, which contributed approximately 19% of the total recoverable amount. Other significant assumptions within the assessment of recoverable amount include operating costs, development capital, scheduling and mine design.
The Company’s assessment of recoverable amount at December 31, 2021 did not result in any additional impairment or impairment reversal being recorded at December 31, 2021.
The recoverable amount was estimated taking into account technical risks associated with the mine plan through to ramp-up
of underground production over the period from 2025 to 2031. The recoverable amount estimated also reflects the inherent uncertainty of assumptions during the construction phase of a project, taking into account factors including the duration, severity and scope of impacts from
COVID-19
and the potential duration and outcome of negotiations with the Government of Mongolia.
Together with operating costs, development capital, and scheduling and mine design, other significant assumptions in the determination of recoverable amount include the discount rate, long-term commodity prices and the inclusion of mineral resources (in addition to mineral reserves). Reasonably possible movements in the assumptions disclosed in Note 2 - impairment could have changed the calculated recoverable amount. An increase in the post-tax real discount rate by
 1.0% to 9.0
%, with all other inputs remaining constant, would reduce the recoverable amount by
$1.6
billion. A
 5%
 decrease to the long-term copper and gold prices, with all other inputs remaining constant, would reduce the recoverable amount by
$
1.1 billion. A 5% increase to the long-term copper and gold prices, with all other inputs remaining constant, would increase the recoverable amount by $1.1 billion.